UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6382
                                                     ---------------------

                  Nuveen Florida Quality Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               Nuveen
                 Municipal Closed-End
                      Exchange-Traded
                                Funds

          ANNUAL REPORT June 30, 2003

Photo of: Child and man exploring.
Photo of: 3 adults and 2 children walking.


                                      FLORIDA
                                      NQF
                                      NUF
                                      NFL
                                      NWF

                          Dependable,
                      tax-free income
                              because
              it's not what you earn,
                 it's what you keep.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
SOME COMMON CONCERNS:


WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.


WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN, FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger

Sidebar text: "NO ONE KNOWS WHAT THE FUTURE WILL BRING, WHICH IS WHY WE THINK A WELL-BALANCED PORTFOLIO... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR LONG-TERM FINANCIAL GOALS."

Dear
  SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with tax-free monthly income and an attractive total return. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

August 15, 2003

Nuveen Florida Municipal Closed-End Exchange-Traded Funds
(NQF, NUF, NFL, NWF )

Portfolio Managers'
              COMMENTS


Portfolio managers Rick Huber and Tom O'Shaughnessy review economic and market conditions, key investment strategies, and the recent performance of the Funds. Rick, who has 18 years of investment experience, assumed responsibility for NQF and NUF in January 2003. A 20-year veteran of Nuveen, Tom managed NFL from 1992 to 1995 and again since 1998, and has managed NWF since its inception in November 2002.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE-MONTH PERIOD ENDED JUNE 30, 2003?

As has been the case for some time, we believe the two biggest influences on the general economy and the municipal market for this reporting period were the slow pace of economic recovery and historically low interest rates. We don't yet see a change in this pattern. In late June 2003, the Federal Reserve, citing a U.S. economy that "has yet to exhibit sustainable growth," cut the fed funds rate by 25 basis points to 1.0%, its lowest level since 1958. A few days later, the GDP for the first quarter of 2003 was revised downward to 1.4%.

In addition to historically low interest rates and sluggish economic growth, the core rate of inflation continued to hover around 1.5% throughout the second quarter of 2003, the smallest year-over-year increase in 37 years. This combination of low interest rates, slow economic recovery and the lack of inflationary pressures created conditions that helped many municipal bonds perform well over the period covered by this report.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?

The Florida economic picture was brighter than in many other parts of the country over the period covered by this report. The state's service-based economy remained healthy and its travel and tourism industries continued to show improvement. Although job losses in the trade, manufacturing and transportation sectors weighed on the state's economy, Florida's overall job growth rate ranked fourth in the nation for the twelve months ended June 30, 2003. In contrast to many other states, Florida's revenue base remained relatively stable, helped by the state's reliance on sales taxes, rather than a personal income tax. Florida's $22 billion budget for fiscal 2004 was balanced and enacted on schedule, and the state's rainy day fund remained fully funded through 2004. While additional state and local borrowing is anticipated as Florida responds to the demands of a rapidly growing population, we believe debt levels have remained manageable. During the first six months of 2003, Florida issued $12 billion in new municipal bonds, up 40% over the same period in 2002. As of June 30, 2003, the state's credit rating remained at Aa2/AA+, with a stable outlook, from Moody's and Standard & Poor's, respectively.

HOW DID THE FUNDS PERFORM OVER THE TWELVE-MONTH PERIOD ENDED JUNE 30, 2003?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                      TOTAL RETURN         LEHMAN         LIPPER
               MARKET YIELD                 ON NAV  TOTAL RETURN1       AVERAGE2
--------------------------------------------------------------------------------
                                            1 YEAR         1 YEAR         1 YEAR
                           TAXABLE-          ENDED          ENDED          ENDED
       6/30/03          EQUIVALENT3        6/30/03        6/30/03        6/30/03
--------------------------------------------------------------------------------
NQF      5.98%                8.31%         12.02%          8.74%         12.32%
--------------------------------------------------------------------------------
NUF      6.00%                8.33%         11.45%          8.74%         12.32%
--------------------------------------------------------------------------------
NFL      5.51%                7.65%         12.10%          9.78%         12.32%
--------------------------------------------------------------------------------
NWF      5.44%                7.56%             NA              -              -
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the twelve months ended June 30, 2003, the three Funds with at least one year of performance history all outperformed their respective national, unleveraged Lehman Brothers Indexes. Much of this outperformance is attributable to the length of the Fund's durations.4 During periods of declining interest rates, such as that we experienced over most of the past 12 months, longer duration investments generally can be expected to perform well.

As of June 30, 2003, the durations of NQF and NUF were 10.14 and 10.03, respectively, compared with 7.94 for their relevant Lehman index. NFL, which began this twelve-month reporting period with a duration of 10.72, saw its duration shorten to 8.61 by June 30, 2003 (compared with 8.72 for the insured Lehman index). However, NFL's performance for this period was helped by the fact that its duration remained longer than that of the index over much of this time.

The performance of these Funds also benefited from their use of leverage, a strategy that can provide the opportunity for additional income for common shareholders, especially during periods of low short-term interest rates as was the case for the twelve months ended June 30, 2003.

In addition to duration and leverage, factors such as call exposure, portfolio trading activity and the price movement of specific sectors and holdings also had some impact on the Funds' relative performances during this period. For example, NUF's holdings of several bonds with relatively short call positions contributed to this Fund's slight lag in performance behind NQF and NFL.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can potentially leave more earnings to support common share dividends.

During the twelve months ended June 30, 2003, the continued low level of short-term interest rates enabled us to implement four dividend increases in NQF and two increases in NFL. As of June 2003, NUF had paid shareholders steady or increasing dividends for 37 consecutive months. NWF, which was introduced in November 2002, declared its first monthly dividend in January 2003.

Over the course of this reporting period, strong investor demand and favorable market conditions



1 The total annual returns on common share net asset value (NAV) for NQF and NUF are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. The total annual return on NAV for NFL is compared with the total annual return of the Lehman Insured Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of the Nuveen Florida Funds are compared with the average annualized return of the 14 funds in the Lipper Florida Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 28%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

helped to boost the share prices and net asset values of these Funds. As of June 30, 2003, all four Funds continued to trade at premiums to their common share NAVs (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE TWELVE MONTHS ENDED JUNE 30, 2003?

Over this reporting period, we continued to place strong emphasis on diversifying the portfolios of these Funds, enhancing their call protection whenever possible, and supporting their dividend-paying capabilities. Strategically, our focus centered on systematically shortening the Funds' durations, which we believe will enhance our ability to manage the Funds' interest rate risk over time. Interest rate risk is the risk that the value of the bonds in a Fund's portfolio will decline if interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In line with our desire to shorten durations, we concentrated on finding value in the long-intermediate part of the yield curve (i.e., bonds that mature in about 15 years). In many cases, bonds in this part of the curve were offering yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk. In the older Funds, especially NFL, general market trends over the reporting period caused a number of holdings to be priced to call dates, rather than to maturity. This also served to shorten duration.

In general, continued strong municipal bond issuance in Florida over the reporting period created a number of opportunities to purchase the types of bond structures we favor. Issuance was especially heavy in the limited tax obligation and healthcare sectors, and we purchased attractive offerings in both. The hospital segment, in particular, provided several opportunities to buy uninsured issues for NQF, NUF and NWF. Over the period, the healthcare sector outperformed the revenue segment as a whole as well as the broader municipal market, as measured by the Lehman Index. NQF and NUF also continued to hold substantial positions in utility bonds in anticipation of tightening spreads and, therefore, the potential for increasing prices.

As of June 30, 2003, NQF held just over 1% of its portfolio in Puerto Rican bonds backed by the 1998 master tobacco settlement agreement. In the spring of 2003 the prices of these bonds weakened as the result of lawsuits involving the major tobacco companies as well as the increased issuance of such bonds by states planning to use the proceeds to help close budget gaps. Although the sector as a whole produced negative returns over the twelve-month reporting period, tobacco bonds showed some recovery late in the period. Our strategy is to maintain our current tobacco holdings while we continue to regularly evaluate the situation.

Over the period, we tended to reduce our exposure to industrial development bonds and the transportation sector. We sold some airline-backed and airport bonds in the three older Funds, as well as $12 million of Las Vegas monorail bonds in NQF. In the non-insured Funds, that was part of an effort to improve overall liquidity and, in some instances, credit quality. In NFL, we also began to gradually cut our holdings of AMT (alternative minimum tax) bonds, following a consistent widening of spreads relative to Treasuries over the period.

In November 2002, we introduced the Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF), which is now fully invested and, as mentioned earlier, declared its first monthly dividend in January 2003. Although this Fund can invest up to 20% of its assets in uninsured investment-grade quality (rated BBB or higher) securities, 86% of NWF's portfolio was invested in insured bonds as of June 30, 2003. In addition, NWF cannot hold any AMT bonds. As of June 30, 2003, 7% of NWF's assets were invested in Puerto Rico bonds, a level that is fairly typical for a new Nuveen Fund. As we find attractive yield opportunities, we anticipate investing up to an additional 10% of the Fund's assets in other state or territorial bonds as part of our efforts to develop its dividend-paying capabilities.

As of June 30, 2003, the call exposure of NQF, NUF, and NFL ranged from 7% to 12% through 2005. The number of actual calls will depend largely on market interest rates in coming months. The recently introduced NWF will not face any significant call exposure for several years.

Given the current geopolitical and economic climate, we believe that maintaining strong credit quality remains a vital requirement. As of June 30, 2003, both of the non-insured Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA at 72% in NQF and 71% in NUF, while NFL is 100% invested in insured and/or U.S. guaranteed bonds. NWF holds 86% of its portfolio in insured bonds.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE FUNDS IN PARTICULAR?

Nationally, we think the supply of new municipal bonds should remain strong, as issuers continue to take advantage of the low rate environment. In addition, many states continue to face budget problems and the ongoing need to raise money to cover the costs of essential services, including infrastructure and healthcare. In Florida, much of the concern about funding at the state level involves the need to increase spending for education.

In the months ahead, our primary goal will be to continue managing the Funds' durations. In NWF, this will be carefully balanced against the need to develop the Fund's dividend-paying potential. We also plan to enhance each Fund's diversification by watching for attractive opportunities to reduce allocations of limited tax obligation, healthcare, and--in NWF--water and sewer bonds.

Nuveen Florida Investment Quality Municipal Fund

Performance
   OVERVIEW As of June 30, 2003


NQF


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        56%
AA                         16%
A                          15%
BBB                         3%
NR                         10%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.75
--------------------------------------------------
Common Share Net Asset Value                $15.87
--------------------------------------------------
Market Yield                                 5.98%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.31%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $261,856
--------------------------------------------------
Average Effective Maturity (Years)           20.88
--------------------------------------------------
Leverage-Adjusted Duration                   10.14
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/21/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.28%        12.02%
--------------------------------------------------
5-Year                         5.93%         7.01%
--------------------------------------------------
10-Year                        6.59%         6.61%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                        0.079
Aug                        0.079
Sep                        0.08
Oct                        0.08
Nov                        0.08
Dec                        0.081
Jan                        0.081
Feb                        0.081
Mar                        0.0825
Apr                        0.0825
May                        0.0825
Jun                        0.0835


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                     15.83
                           15.79
                           15.87
                           15.69
                           15.9
                           16.12
                           15.81
                           15.76
                           15.92
                           16.1
                           15.98
                           16.18
                           16.75
                           16.8
                           16.39
                           15.54
                           15.09
                           15.25
                           15.38
                           15.08
                           15.14
                           15.12
                           15.49
                           15.55
                           15.21
                           15.77
                           16.01
                           15.4
                           15.44
                           15.65
                           15.8
                           16.16
                           15.81
                           15.99
                           15.95
                           16.14
                           16.27
                           15.8
                           16.1
                           16.55
                           16.74
                           16.61
                           16.7
                           16.73
                           16.85
                           16.85
                           17.05
                           17.33
                           16.7
6/30/03                    16.89

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1282 per share.

Nuveen Florida Quality Income Municipal Fund

Performance
   OVERVIEW As of June 30, 2003


NUF


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        56%
AA                         15%
A                          15%
BBB                         4%
NR                          8%
BB or lower                 2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.60
--------------------------------------------------
Common Share Net Asset Value                $15.75
--------------------------------------------------
Market Yield                                 6.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.33%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $224,311
--------------------------------------------------
Average Effective Maturity (Years)           21.57
--------------------------------------------------
Leverage-Adjusted Duration                   10.03
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/17/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.56%        11.45%
--------------------------------------------------
5-Year                         7.06%         6.26%
--------------------------------------------------
10-Year                        7.06%         6.36%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     23%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Housing/Multifamily                            12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                        0.083
Aug                        0.083
Sep                        0.083
Oct                        0.083
Nov                        0.083
Dec                        0.083
Jan                        0.083
Feb                        0.083
Mar                        0.083
Apr                        0.083
May                        0.083
Jun                        0.083



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                     16.26
                           16.28
                           16.29
                           16.04
                           16.07
                           16.2
                           16.2
                           16.1
                           16.2
                           16.28
                           16.4
                           16.6
                           16.77
                           16.88
                           16.6
                           15.59
                           15.37
                           15.63
                           15.46
                           15.59
                           15.32
                           15.5
                           15.68
                           15.84
                           15.75
                           16
                           16.42
                           15.75
                           15.78
                           15.91
                           16.1
                           16.27
                           16.25
                           16.5
                           16.25
                           16.2
                           16.05
                           16.01
                           16.08
                           16.32
                           16.3
                           16.72
                           16.49
                           16.6
                           16.65
                           16.9
                           17.04
                           17.51
                           16.62
6/30/03                    16.43


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1775 per share.

Nuveen Insured Florida Premium Income Municipal Fund

Performance
   OVERVIEW As of June 30, 2003


NFL

Pie Chart:
CREDIT QUALITY
Insured                      84%
Insured and U.S. Guaranteed  16%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.22
--------------------------------------------------
Common Share Net Asset Value                $16.57
--------------------------------------------------
Market Yield                                 5.51%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.65%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $237,490
--------------------------------------------------
Average Effective Maturity (Years)           17.93
--------------------------------------------------
Leverage-Adjusted Duration                    8.61
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        16.05%        12.10%
--------------------------------------------------
5-Year                         9.95%         6.98%
--------------------------------------------------
10-Year                        7.53%         7.00%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
U.S. Guaranteed                                16%
--------------------------------------------------
Housing Multifamily                            11%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                        0.0765
Aug                        0.0765
Sep                        0.0775
Oct                        0.0775
Nov                        0.0775
Dec                        0.0775
Jan                        0.0775
Feb                        0.0775
Mar                        0.079
Apr                        0.079
May                        0.079
Jun                        0.079


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                     16.06
                           16.1
                           16
                           15.75
                           15.83
                           16.23
                           16.3
                           16.19
                           16.16
                           16.39
                           16.3
                           16.5
                           17
                           17.32
                           17.26
                           15.62
                           15.37
                           15.7
                           15.75
                           15.85
                           15.6
                           15.71
                           15.98
                           16.14
                           15.71
                           16.15
                           16.23
                           16.12
                           15.95
                           16.07
                           16.55
                           16.74
                           16.7
                           16.92
                           17.05
                           16.88
                           16.88
                           16.52
                           16.43
                           16.6
                           16.9
                           16.64
                           16.9
                           16.87
                           16.76
                           16.95
                           17.24
                           17.4
                           17.4
6/30/03                    17.35


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0088 per share.

Nuveen Insured Florida Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of June 30, 2003


NWF


Pie Chart:
CREDIT QUALITY
Insured                    86%
AAA (uninsured)             3%
AA (uninsured)              3%
A (uninsured)               7%
BBB (uninsured)             1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.87
--------------------------------------------------
Common Share Net Asset Value                $14.75
--------------------------------------------------
Market Yield                                 5.44%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $57,223
--------------------------------------------------
Average Effective Maturity (Years)           19.65
--------------------------------------------------
Leverage-Adjusted Duration                   10.82
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                8.82%         6.08%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         37%
--------------------------------------------------
Water and Sewer                                22%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                        0.072
Feb                        0.072
Mar                        0.072
Apr                        0.072
May                        0.072
Jun                        0.072



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/22/02                   15
                           15.15
                           15
                           15.1
                           15.15
                           15.01
                           15.01
                           15
                           15.06
                           15.24
                           15.05
                           15
                           14.75
                           15.05
                           15.05
                           15
                           15.23
                           15.13
                           15.15
                           15.44
                           15.59
                           15.34
                           15.45
                           15.75
                           15.62
                           15.85
                           15.9
                           15.81
6/30/03                    15.77


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Report of
   INDEPENDENT AUDITORS

THE BOARDS OF TRUSTEES AND SHAREHOLDERS
NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA TAX-FREE ADVANTAGE MUNICIPAL FUND

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Florida Investment Quality Municipal Fund, Nuveen Florida Quality Income Municipal Fund, Nuveen Insured Florida Premium Income Municipal Fund, and Nuveen Insured Florida Tax-Free Advantage Municipal Fund as of June 30, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Florida Investment Quality Municipal Fund, Nuveen Florida Quality Income Municipal Fund, Nuveen Insured Florida Premium Income Municipal Fund, and Nuveen Insured Florida Tax-Free Advantage Municipal Fund as of June 30, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Chicago, Illinois
August 8, 2003

                            Nuveen Florida Investment Quality Municipal Fund (NQF)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY - 5.1%

$      13,000   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R       $ 13,385,580
                 Exempt Facilities Revenue Bonds, National Gypsum Company-
                 Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.7%

        5,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00          A-          4,331,850
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 25.2%

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          4,936,858
                 Revenue Bonds, Adventist Health System Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

          500   Highlands County Health Facilities Authority, Florida, Hospital      11/12 at 100.00           A            505,355
                 Revenue Bonds, Adventist Health System Sunbelt
                 Obligated Group, Series 2002B, 5.250%, 11/15/23

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            976,000
        2,580    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          2,515,190

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00           A          2,415,842
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

                Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg
                Regional Medical Center, Series 2003:
        3,890    5.000%, 7/01/15 (DD, settling 7/01/03)                               7/13 at 100.00           A          4,112,702
        1,675    5.000%, 7/01/16 (DD, settling 7/01/03)                               7/13 at 100.00           A          1,746,657

        1,000   Miami Beach Health Facilities Authority, Florida, Hospital           11/11 at 101.00          BB            947,080
                 Revenue Bonds, Mount Sinai Medical Center of Florida
                 Project, Series 2001A, 6.800%, 11/15/31

        3,000   Miami-Dade County Health Facilities Authority, Florida,               8/11 at 101.00         AAA          3,153,810
                 Hospital Revenue Bonds, Miami Children's Hospital Refunding,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        6,000   North Broward Hospital District, Florida, Improvement Revenue         1/11 at 101.00          A-          6,346,560
                 Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00           A          6,561,600
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30

        3,695   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00          A2          3,891,057
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated
                Group, Series 2001:
        2,500    5.500%, 12/01/21                                                    12/11 at 101.00           A          2,607,200
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00           A          2,422,906

       10,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1         10,186,200
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        4,250   St. John's County Industrial Development Authority, Florida,          8/03 at 101.00          A2          4,299,768
                 Hospital Revenue Bonds, Flagler Hospital Project, Series 1992,
                 6.000%, 8/01/22

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         Aa3          5,690,943
                 Bonds, Series 2002, 5.625%, 5/01/32

        2,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         AAA          2,647,600
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.250%, 11/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.5%

       10,985   Broward County Housing Finance Authority, Florida, Multifamily        7/09 at 102.00         N/R         10,794,081
                 Housing Revenue Bonds, Pier Club Apartments Project,
                 Series 1999, 7.000%, 7/01/34

        1,090   Broward County Housing Finance Authority, Florida, Multifamily        5/10 at 101.00         AAA          1,144,140
                 Housing Revenue Bonds, Emerald Palms Apartments Project,
                 Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)


                                       11


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,430   Florida Housing Finance Agency, General Mortgage Revenue             12/03 at 102.00         AAA       $  1,460,316
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        2,500   Florida Housing Finance Agency, Housing Revenue Bonds,                9/06 at 102.00         AAA          2,634,375
                 Mariner Club Apartments Project, Series 1996K-1,
                 6.375%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

       10,000   Florida Housing Finance Corporation, Revenue Bonds,                     No Opt. Call         N/R          9,165,500
                 Pembroke Apartments, Series 2001B, 7.750%, 2/01/41

       10,300   Florida Housing Finance Corporation, Revenue Bonds,                     No Opt. Call         N/R          7,004,000
                 River Run Apartments, Series 2001, 7.750%, 2/01/41

        3,050   Florida Housing Finance Corporation, Revenue Bonds,                   1/12 at 100.00         AAA          3,176,392
                 Mission Bay Apartments, Series 2001N, 5.500%, 7/15/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.4%

          400   Clay County Housing Finance Authority, Florida, Single Family         4/07 at 102.00         Aaa            425,500
                 Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997, 5.950%, 10/01/19 (Alternative Minimum Tax)

           30   Dade County Housing Finance Authority, Florida, Single Family         4/05 at 102.00         AAA             31,325
                 Mortgage Revenue Bonds, Series 1995, 6.550%, 10/01/27
                 (Alternative Minimum Tax)

        6,935   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA          7,265,106
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

        1,620   Florida Housing Finance Agency, Homeowner Mortgage                    1/07 at 102.00          AA          1,701,065
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)

        2,745   Florida Housing Finance Agency, Homeowner Mortgage                    7/07 at 102.00         AAA          2,883,348
                 Revenue Bonds, Series 1997-2, 5.900%, 7/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

          905   Manatee County Housing Finance Authority, Florida,                   11/05 at 102.00         Aaa            948,549
                 Single Family Mortgage Revenue Bonds, Series 1994,
                 Subseries 3, 7.600%, 11/01/26 (Alternative Minimum Tax)

          805   Manatee County Housing Finance Authority, Florida,                    5/06 at 105.00         Aaa            876,492
                 Single Family Mortgage Revenue Bonds, Series 1996,
                 Subseries 1, 7.450%, 5/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.7%

        2,810   Broward County, Florida, General Obligation Bonds,                      No Opt. Call         AA+          2,969,496
                 Series 1986 Refunding, 12.500%, 1/01/04

        9,230   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          9,701,561
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/31 - FGIC Insured

        3,750   Florida State Board of Education, Full Faith and Credit,              6/07 at 101.00         AA+          3,676,088
                 Public Education Capital Outlay Bonds, Series 1996B,
                 4.500%, 6/01/27

        8,000   Florida State Board of Education, Full Faith and Credit,              6/12 at 100.00         AA+          9,019,600
                 Public Education Capital Outlay Refunding Bonds,
                 Series 2002D, 5.375%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.7%

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,375    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00          AA          2,565,451
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA          1,831,461

        7,315   Dade County, Florida, Special Obligation and Refunding Bonds,        10/06 at 102.00         AAA          7,487,341
                  Series 1996B, 5.000%, 10/01/35 - AMBAC Insured

                Florida Intergovernmental Finance Commission, Capital
                Revenue Bonds, Daytona Beach Community Redevelopment
                Agency, Series 2001C-1:
        1,280    5.000%, 2/01/20 - AMBAC Insured                                      8/11 at 100.00         Aaa          1,349,722
        5,000    5.125%, 2/01/31 - AMBAC Insured                                      8/11 at 100.00         Aaa          5,210,200

        5,000   Florida Ports Financing Commission, Revenue Bonds,                    6/07 at 101.00         AAA          5,157,200
                 State Transportation Trust Fund, Series 1996,
                 5.375%, 6/01/27 (Alternative Minimum Tax) -
                 MBIA Insured

                Florida Department of Environmental Protection, Forever
                Revenue Bonds, Series 2003A:
        2,180    5.000%, 7/01/15 - FGIC Insured                                       7/13 at 101.00         AAA          2,448,750
        2,540    5.000%, 7/01/16 - FGIC Insured                                       7/13 at 101.00         AAA          2,823,693


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA       $  1,776,630
                 5.000%, 5/01/22 - MBIA Insured

        5,000   Hernando County, Florida, Criminal Justice Complex                      No Opt. Call         AAA          6,989,700
                 Financing Program, Series 1986, 7.650%, 7/01/16 -
                 FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          5,478,085
                 Bonds, Series 2003, 5.250%, 10/01/21 - MBIA Insured

                Manchester Housing and Redevelopment Authority,
                New Hampshire, Revenue Bonds, Series 2000B:
        5,140    0.000%, 1/01/21 - ACA Insured                                         1/10 at 46.78           A          1,895,992
        4,640    0.000%, 1/01/25 - ACA Insured                                         1/10 at 35.11           A          1,290,662
        5,140    0.000%, 1/01/28 - ACA Insured                                         1/10 at 28.27           A          1,183,279

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00         AAA            602,566
                 Industrial Development Revenue Bonds, P.M. Wells
                 Charter School Project, Series 2001A, 5.000%, 8/01/23 -
                 MBIA Insured

        2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA          2,234,899
                 5.000%, 9/01/23 - MBIA Insured

                Tampa Sports Authority, Florida, Special Purpose Bonds, State
                Sales Tax Payment, Tampa Bay Arena Project, Series 1995:
        1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA          1,511,025
        2,585    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA          3,103,680

        8,605   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA          9,837,494
                 Bonds, Series 2002, 5.375%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.8%

       11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA         11,851,785
                 Series 2001-J1, 5.250%, 10/01/26 (Alternative Minimum
                 Tax) - AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA          3,740,275
                 5.750%, 10/01/26 (Alternative Minimum Tax) - MBIA Insured

       12,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/09 at 101.00         AAA         12,197,400
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28
                 (Alternative Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,142,800
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21
                 (Alternative Minimum Tax) - FSA Insured

        2,590   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/06 at 102.00         AAA          2,852,471
                 Tampa International Airport, Series 1996A,
                 6.000%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

        3,500   Hillsborough County Aviation Authority, Florida, Revenue             10/06 at 102.00         AAA          3,926,545
                 Bonds, Tampa International Airport, Series 1996B,
                 5.875%, 10/01/23 - FGIC Insured

        1,750   Miami-Dade County Industrial Development Authority,                  10/09 at 101.00         AAA          1,945,265
                 Florida, Industrial Development Revenue Bonds,
                 Airis Miami II LLC - Miami International Airport Project,
                 Series 1999, 6.000%, 10/15/25 (Alternative
                 Minimum Tax) - AMBAC Insured

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,022,517
                 Miami International Airport, Series 2002, 5.750%, 10/01/18
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.6%

        2,395   Dade County, Florida, Special Obligation Bonds, Courthouse            4/04 at 102.00       A3***          2,539,059
                 Center Project, Series 1994, 6.300%, 4/01/14
                 (Pre-refunded to 4/01/04)

        7,225   Dade County, Florida, Special Obligation and Refunding                10/08 at 48.84         AAA          3,105,450
                 Bonds, Series 1996B, 0.000%, 10/01/20 (Pre-refunded
                 to 10/01/08) - AMBAC Insured

       20,000   Escambia County, Florida, Health Facilities Authority, Revenue       11/09 at 101.00         AAA         24,257,000
                 Bonds, Ascension Health Credit Group, Series 1999A2,
                 6.000%, 11/15/31 (Pre-refunded to 11/15/09)

        6,955   Florida State Board of Education, Full Faith and Credit               6/05 at 101.00         AAA          7,654,186
                 Public Education, Capital Outlay Bonds, Series 1993F,
                 6.000%, 6/01/20 (Pre-refunded to 6/01/05)

        1,400   Pembroke Pines, Florida, Capital Improvement Revenue                 10/04 at 102.00         AAA          1,514,842
                 Bonds, Series 1995, 6.000%, 10/01/25 (Pre-refunded to
                 10/01/04) - AMBAC Insured

        3,570   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,448,720
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured


                                       13


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.7%

                Hillsborough County Industrial Development Authority, Florida,
                Pollution Control Revenue Bonds, Tampa Electric Company Project,
                Series 2002:
$       4,330    5.100%, 10/01/13                                                    10/12 at 100.00        Baa1       $  4,317,703
        5,000    5.500%, 10/01/23                                                    10/12 at 100.00        Baa1          5,070,100

        2,050   Jacksonville Beach, Florida, Utility Revenue Refunding               10/10 at 100.00         Aaa          2,204,816
                 Bonds, Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        6,500   JEA, Florida, Electric System Revenue Bonds,                         10/03 at 100.00          AA          6,554,470
                 Series 2000-3C, 5.625%, 10/01/35

        4,250   Lakeland, Florida, Energy System Refunding Revenue                      No Opt. Call         AAA          5,161,030
                 Bonds, Series 1999C, 6.050%, 10/01/11 - FSA Insured

        7,345   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          8,105,575
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa2          5,521,800
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call         Aa1          6,007,750
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          5,945,660
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.6%

        3,310   Cocoa, Florida, Water and Sewer Revenue Bonds,                          No Opt. Call         AAA          3,870,383
                 Series 2003 Refunding, 5.500%, 10/01/23 - AMBAC Insured

          835   Florida Keys Aqueduct Authority, Water Revenue Bonds,                 7/03 at 100.00         AAA            838,749
                 Series 1991, 6.750%, 9/01/21 (Pre-refunded to 7/28/03) -
                 AMBAC Insured

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds,                 8/05 at 102.00         AAA          1,092,650
                 United Water Florida Project, Series 1995, 6.350%, 8/01/25
                 (Alternative Minimum Tax) - AMBAC Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          8,625,360
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

        1,175   Naples, Florida, Water and Sewer Revenue Bonds,                       9/12 at 100.00         Aa2          1,323,461
                 Series 2002, 5.000%, 9/01/14

        2,060   Polk County, Florida, Utility System Revenue Bonds,                  10/13 at 100.00         Aaa          2,235,883
                 Series 2003, 5.250%, 10/01/22 - FGIC Insured

        1,680   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          2,064,686
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        5,000   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/18 at 100.00         AAA          5,318,400
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured

                Winter Springs, Florida, Water and Sewer Revenue Refunding
                Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00         AAA            777,525
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00         AAA          1,688,324
------------------------------------------------------------------------------------------------------------------------------------
$     383,420   Total Long-Term Investments (cost $365,403,190) - 149.0%                                                390,258,162
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      3,597,723
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $261,855,885
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                                       14


                            Nuveen Florida Quality Income Municipal Fund (NUF)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 4.6%

$      10,000   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R       $ 10,296,600
                 Florida, Exempt Facilities, Revenue Bonds, National Gypsum
                 Company-Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 35.2%

        1,500   Citrus County Hospital Board, Florida, Revenue Bonds,                 8/13 at 100.00        Baa3          1,557,660
                 Citrus Memorial Hospital, Series 2002 Refunding,
                 6.375%, 8/15/32

        2,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          2,790,398
                 Revenue Bonds, Adventist Health System Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

        1,000   Highlands County Health Facilities Authority, Florida, Hospital      11/12 at 100.00           A          1,010,710
                 Revenue Bonds, Adventist Health System Sunbelt
                 Obligated Group, Series 2002B, 5.250%, 11/15/23

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            976,000
        2,590    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          2,524,939

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00          AA          8,969,455
                 Mayo Foundation Healthcare Facilities Revenue Bonds,
                 Mayo Clinic, Jacksonville, Series 2001A, 5.500%, 11/15/36

       10,395   Jacksonville, Florida, Hospital Revenue Bonds, University             8/03 at 101.00         AAA         10,540,114
                 Medical Center, Inc. Project, Series 1992,
                 6.600%, 2/01/21 - CONNIE LEE/AMBAC Insured

        5,000   Jacksonville Health Facilities Authority, Florida, Revenue           11/12 at 101.00          AA          5,171,550
                 Bonds, Ascension Health, Series 2002A, 5.250%, 11/15/32

        1,500   Leesburg, Florida, Hospital Revenue Refunding Bonds,                  8/03 at 102.00           A          1,537,560
                 Leesburg Regional Medical Center Project, Series 1993A,
                 6.250%, 7/01/09 (Pre-refunded to 8/05/03)

        1,500   Leesburg, Florida, Hospital Revenue Bonds, Leesburg                   7/12 at 100.00           A          1,540,155
                 Regional Medical Center Project, Series 2002,
                 5.500%, 7/01/32

        4,500   Miami Beach Health Facilities Authority, Florida,                    11/11 at 101.00          BB          4,298,445
                 Hospital Revenue Bonds, Mount Sinai Medical
                 Center of Florida Project, Series 2001A, 6.700%, 11/15/19

        9,000   North Broward Hospital District, Florida, Improvement                 1/11 at 101.00          A-          9,519,840
                  Revenue Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00          A2          6,277,140
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32

        7,000   Orange County Health Facilities Authority, Florida, Hospital         11/12 at 101.00           A          7,278,880
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2002, 5.250%, 11/15/18

       10,000   Pinellas County Health Facilities Authority, Florida,                 5/13 at 100.00          A1         10,186,200
                 Revenue Bonds, Baycare Health System, Series 2003,
                 5.500%, 11/15/33

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         Aa3          4,896,858
                 Bonds, Series 2002, 5.625%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 17.5%

                Broward County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Tamarac Pointe Apartments
                Project, Series 1996, GNMA Collateralized:
        1,500    6.250%, 7/01/26                                                      7/06 at 102.00         AAA          1,587,255
        1,000    6.300%, 1/01/32                                                      7/06 at 102.00         AAA          1,055,400

        9,600   Broward County Housing Finance Authority, Florida,                    6/09 at 102.00         N/R          8,843,808
                 Multifamily Housing Revenue Bonds, Pembroke Gardens
                 Project, Series 1999, 6.150%, 6/01/39 (Alternative Minimum
                 Tax) (Mandatory put 6/01/29)

        1,245   Florida Housing Finance Agency, General Mortgage Revenue             12/03 at 102.00         AAA          1,271,394
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,               10/05 at 102.00         AAA          1,042,630
                 Holly Cove Apartment Project, Series 1995F, 6.150%, 10/01/25
                 (Alternative Minimum Tax) - AMBAC Insured


                                       15


                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       3,170   Florida Housing Finance Corporation, Housing Revenue                 12/08 at 102.00          A+       $  3,197,896
                 Refunding Bonds, Hunters Ridge at Deerwood Apartments,
                 Series 1998-0, 5.300%, 12/01/28

        5,790   Florida Housing Finance Corporation, Housing Revenue                 10/10 at 102.00         Aaa          6,183,257
                 Bonds, Villa de Mallorca Apartments, Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)

        7,455   Florida Housing Finance Corporation, Revenue Bonds,                     No Opt. Call         N/R          6,832,880
                 Pembroke Apartments, Series 2001B, 7.750%, 2/01/41

        2,580   Florida Housing Finance Corporation, Revenue Bonds,                     No Opt. Call         N/R          1,754,400
                 River Run Apartments, Series 2001, 7.750%, 2/01/41

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          3,911,107
                 Multifamily Revenue Bonds, Sunset Bay Apartments Project,
                 Series 2000-5A, 5.950%, 7/01/30 (Alternative Minimum
                 Tax) - FSA Insured

        3,240   Pinellas County Housing Finance Authority, Florida,                   1/08 at 100.00         AAA          3,530,272
                 Multifamily Housing Revenue Bonds, Emerald Bay
                 Apartments Projects, Series 1998A, 5.000%, 4/01/28
                 (Alternative Minimum Tax) (Mandatory put 4/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.4%

        4,790   Broward County Housing Finance Authority, Florida, Single              4/09 at 25.51         Aaa            842,513
                 Family Mortgage Revenue Refunding Bonds, Series 2000B,
                 0.000%, 4/01/29 (Alternative Minimum Tax)

        2,185   Broward County Housing Finance Authority, Florida,                     4/10 at 25.36         Aaa            381,938
                 Single Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

          150   Dade County Housing Finance Authority, Florida, Single                4/05 at 102.00         AAA            156,623
                 Family Mortgage Revenue Bonds, Series 1995,
                 6.550%, 10/01/27 (Alternative Minimum Tax)

        3,545   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA          3,713,742
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

          760   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA            865,754
                 Refunding Bonds, Series 1987-G1, 8.595%, 11/01/17

        1,205   Lee County Housing Finance Authority, Florida, Single Family          3/07 at 105.00         Aaa          1,314,510
                 Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative
                 Minimum Tax)

          500   Miami-Dade County Housing Authority, Florida, Home                    4/08 at 101.50         Aaa            527,170
                 Owner Mortgage Revenue Bonds, Series 1999A-1,
                 5.550%, 10/01/19 (Alternative Minimum Tax)

        2,590   Orange County Housing Finance Authority, Florida,                     4/06 at 102.00         AAA          2,717,558
                 Single Family Mortgage Revenue Bonds, GNMA/FNMA
                 Mortgage-Backed Securities, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

        1,555   Orange County Housing Finance Authority, Florida,                     9/07 at 102.00         AAA          1,564,610
                 Single Family Mortgage Revenue Bonds, Series 1997B,
                 5.100%, 9/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.0%

        7,285   Atlantic Beach, Florida, Healthcare Facilities Revenue               10/09 at 101.00           A          7,674,310
                 Refunding Bonds, Fleet Landing Project, Series 1999,
                 5.750%, 10/01/18 - ACA Insured

                Jacksonville Health Facilities Authority, Florida, Industrial
                Development Revenue Bonds, National Benevolent Association -
                Cypress Village Florida Project, Series 2000A:
          500    7.050%, 3/01/24                                                      3/10 at 101.00         Ba2            354,150
        1,250    7.100%, 3/01/30                                                      3/10 at 101.00         Ba2            868,137


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.6%

        4,940   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          5,199,844
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

        3,000   Florida State Board of Education, Full Faith and Credit,              6/08 at 101.00         AA+          2,981,790
                 Public Education Capital Outlay Refunding Bonds,
                 Series 1998D, 4.500%, 6/01/24

        3,000   Florida State Board of Education, Full Faith and Credit,              6/09 at 101.00         AAA          3,000,780
                 Public Education Capital Outlay Refunding Bonds,
                 Series 1999A, 4.500%, 6/01/23 - FGIC Insured

       15,925   Florida State Board of Education, Full Faith and Credit,              6/12 at 101.00         AAA         17,076,218
                 Public Education Education Capital Outlay Refunding Bonds,
                 Series 2002B, 5.000%, 6/01/20 - MBIA Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.5%

$         850   Miami-Dade County, Florida, Beacon Tradeport Community                5/12 at 102.00          AA        $   915,731
                 Development District, Special Assessment Bonds,
                 Commercial Project, Series 2002A, 5.625%, 5/01/32 -
                 RAAI Insured

        5,760   Escambia County, Florida, Capital Improvement Revenue                10/12 at 100.00         AAA          6,001,286
                 Bonds, Series 2002, 5.000%, 10/01/32 - MBIA Insured

        5,000   Florida Department of Environmental Protection, Forever               7/13 at 101.00         AAA          5,616,400
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call         AAA            338,052
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call         AAA            490,356

        1,700   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA          1,772,624
                 5.000%, 5/01/28 - MBIA Insured

        3,145   Jacksonville, Florida, Excise Tax Revenue Refunding                  10/13 at 100.00         AAA          3,380,938
                 Bonds, Series 2003C, 5.250%, 10/01/18 (Alternative
                 Minimum Tax) (WI, settling 7/03/03) - MBIA Insured

        1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA          1,498,325
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,750   Jacksonville, Florida, Sales Tax Revenue Bonds, Local                10/12 at 100.00         AAA          3,090,780
                 Government Refunding and Improvement, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        2,475   Northern Palm Beach County Improvement District,                      8/10 at 102.00          AA          2,732,771
                 Florida, Water Control and Improvement Bonds, Unit
                 Development No. 19, Series 2000, 6.100%, 8/01/21 -
                 RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/04 at 102.00         AAA          2,081,500
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

        2,040   Palm Beach County School Board, Florida, Certificates                 8/12 at 100.00         AAA          2,207,545
                 of Participation, Series 2002D, 5.250%, 8/01/21 -
                 FSA Insured

       11,815   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA         13,607,926
                 Bonds, Series 2002, 5.375%, 10/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 24.6%

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          2,325,147
                 Series 2001-J1, 5.250%, 10/01/21 (Alternative
                 Minimum Tax) - AMBAC Insured

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA         12,823,800
                 5.750%, 10/01/26 (Alternative Minimum Tax) - MBIA Insured

        1,500   Dade County, Florida, Aviation Revenue Bonds, Series 1995B,          10/05 at 102.00         AAA          1,634,610
                 6.000%, 10/01/24 (Alternative Minimum Tax) - MBIA Insured

       15,000   Dallas and Fort Worth, Texas, Joint Revenue Bonds, Dallas-           11/09 at 100.00         AAA         16,788,000
                 Fort Worth International Airport, Series 2000A,
                 6.125%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

        3,500   Greater Orlando Aviation Authority, Florida, Airport                 10/07 at 101.00         AAA          3,578,260
                 Facilities Revenue Bonds, Series 1997, 5.250%, 10/01/23
                 (Alternative Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,142,800
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21
                 (Alternative Minimum Tax) - FSA Insured

        7,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          7,600,950
                 Miami International Airport, Series 1998A, 5.000%, 10/01/24
                 (Alternative Minimum Tax) - FGIC Insured

        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          4,066,600
                 Miami International Airport, Series 1998C, 5.000%, 10/01/23
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   Miami-Dade County Expressway Authority, Florida, Toll                 7/11 at 101.00         Aaa          2,121,220
                 System Refunding Revenue Bonds, Series 2001,
                 5.000%, 7/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 3.8%

        1,500   Bradford County Health Facilities Authority, Florida, Health            No Opt. Call         AAA          1,827,750
                 Facilities Revenue Refunding Bonds, SantaFe Health Care
                 Facilities Project, Series 1993, 6.050%, 11/15/16

        2,000   Florida Department of Corrections, Certificates of                    8/04 at 102.00       AA***          2,148,180
                 Participation, Gadsden County Facility, Series 1994,
                 6.000%, 3/01/14 (Pre-refunded to 8/01/04)

        2,300   Sarasota County, Florida, Utility System Revenue Bonds,              10/04 at 102.00         AAA          2,502,929
                 Series 1994, 6.500%, 10/01/22 (Pre-refunded to 10/01/04) -
                 FGIC Insured

        2,000   Seminole County School Board, Florida, Certificates of                7/04 at 102.00         AAA          2,142,980
                 Participation, Series 1994A, 6.125%, 7/01/19 (Pre-refunded to 7/01/04) - MBIA Insured


                                       17


                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.6%

$      10,000   Hillsborough County Industrial Development Authority, Florida,       10/12 at 100.00        Baa1        $ 9,971,600
                 Pollution Control Revenue Bonds, Tampa Electric Company
                 Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00          AA         10,370,218
                 Refunding Bonds, Series 2002-17 Issue 2, 5.000%, 10/01/15

        2,145   Jacksonville Beach, Florida, Utility Revenue Refunding Bonds,        10/10 at 100.00         Aaa          2,291,010
                 Series 2002, 5.000%, 4/01/18 - AMBAC Insured

        3,290   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          3,647,919
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

                Orlando Utilities Commission, Florida, Water and Electric
                Revenue Refunding Bonds, Series 2002C:
        3,170    5.250%, 10/01/17                                                    10/12 at 100.00         Aa2          3,519,049
        4,130    5.000%, 10/01/27                                                    10/12 at 100.00         Aa2          4,303,006

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,213,870
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.9%

        3,310   Cocoa, Florida, Water and Sewer Revenue Bonds,                          No Opt. Call         AAA          3,870,383
                 Series 2003 Refunding, 5.500%, 10/01/23 - AMBAC Insured

        5,000   Davie, Florida, Water and Sewer Improvement and Refunding            10/03 at 101.00         AAA          5,119,850
                 Revenue Bonds, Series 1992, 6.250%, 10/01/17 -
                 AMBAC Insured

        1,065   Lee County Industrial Development Authority, Florida,                11/12 at 100.00         AAA          1,133,991
                 Utilities Revenue Bonds, Bonita Springs Utilities Inc.
                 Project, Series 2002, 5.000%, 11/01/19 (Alternative
                 Minimum Tax) - MBIA Insured

        5,000   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00         Aaa          5,244,250
                 Bonds, Series 2003A, 5.000%, 10/01/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     330,770   Total Long-Term Investments (cost $323,670,885) - 150.7%                                                 337,945,056
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      3,365,645
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.2)%                                                       (117,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $224,310,701
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       18


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                            Portfolio of
                                    INVESTMENTS June 30, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 3.9%

$       5,325   Escambia County Housing Finance Authority, Florida, Dormitory         6/09 at 101.00         AAA       $  5,962,828
                 Revenue Bonds, University of West Florida Foundation, Inc.
                 Project, Series 1999, 5.750%, 6/01/31 - MBIA Insured

        1,985   North Miami, Florida, Educational Facilities Revenue                  4/13 at 100.00         AAA          2,126,471
                 Refunding Bonds, Johnson and Wales University,
                 Series 2003A, 5.000%, 4/01/19 - XLCA Insured

        1,100   Village Center Community Development District, Florida,              11/13 at 101.00         AAA          1,149,049
                 Recreational Revenue Bonds, Series 2003A,
                 5.000%, 11/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.3%

        2,000   Brevard County Health Facilities Authority, Florida, Hospital        10/06 at 101.00         AAA          2,148,680
                 Revenue Bonds, Holmes Regional Medical Center Project,
                 Series 1996, 5.625%, 10/01/14 - MBIA Insured

        2,500   Hillsborough County Industrial Development Authority,                   No Opt. Call         AAA          3,194,075
                 Florida, Industrial Development Revenue Bonds, University
                 Community Hospital, Series 1994, 6.500%, 8/15/19 -
                 MBIA Insured

        5,000   Lee County Hospital Board of Directors, Florida, Fixed-Rate           4/07 at 102.00         AAA          5,507,850
                 Hospital Revenue Bonds, Lee Memorial Health System,
                 Series 1997A, 5.750%, 4/01/22 - MBIA Insured

        7,220   Miami-Dade County Health Facilities Authority, Florida,               8/11 at 101.00         AAA          7,590,169
                 Hospital Revenue Bonds, Miami Children's Hospital
                 Refunding, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        5,000   North Broward Hospital District, Florida, Refunding and               1/07 at 101.00         AAA          5,235,700
                 Improvement Revenue Bonds, Series 1997, 5.375%, 1/15/24 -
                 MBIA Insured

        5,445   Polk County Industrial Development Authority, Florida,                9/03 at 102.00         AAA          5,599,148
                 Industrial Development Revenue Bonds, Winter Haven
                 Hospital Project, Series 1985-2, 6.250%, 9/01/15 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 16.8%

          980   Broward County Housing Finance Authority, Florida,                    6/07 at 102.00         AAA          1,029,118
                 Multifamily Housing Revenue Refunding Bonds, Pompano
                 Oaks Apartments Project, Series 1997, GNMA Collateralized,
                 6.000%, 12/01/27 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A, Subseries 1:
        1,040    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,085,531
        1,400    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,446,774

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,315,163
        1,000    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,033,410

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series
                1997A:
        1,230    5.650%, 9/01/17 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,293,357
        1,890    5.750%, 9/01/29 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,960,686

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 102.00         AAA          1,482,838
                 Riverfront Apartments Project, Series 1997A, 6.250%, 4/01/37
                 (Alternative Minimum Tax) - AMBAC Insured

        1,590   Florida Housing Finance Agency, Housing Revenue Bonds,               12/05 at 102.00         AAA          1,666,304
                 Williamsburg Village Apartments Project, Series 1995E,
                 6.100%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/06 at 102.00         AAA          1,056,420
                 Turtle Creek Apartments Project, Series 1996-C1,
                 6.100%, 5/01/16 (Alternative Minimum Tax) -
                 AMBAC Insured

                Florida Housing Finance Agency, Housing Revenue Bonds,
                Sterling Palms Apartments Project, Series 1996D-1:
        1,000    6.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,061,720
        1,500    6.400%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,581,360


                                       19


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         750   Florida Housing Finance Agency, Housing Revenue Bonds,               12/06 at 102.00         AAA        $   788,317
                 The Crossings at Indian Run Apartments Project, Series 1996V,
                 6.100%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured

        2,535   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00         AAA          2,658,860
                 Housing Revenue Bonds, Raintree Apartments, Series 2000J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)

        2,105   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00         AAA          2,250,077
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)

                Florida Housing Finance Corporation, Housing Revenue Bonds,
                Augustine Club Apartments, 2000 Series D-1:
        1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00         Aaa          1,593,135
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00         Aaa          5,034,382

        3,605   Jacksonville, Florida, GNMA Collateralized Housing Revenue            9/03 at 102.00         AAA          3,650,603
                 Refunding Bonds, Windermere Manor Apartments Project,
                 Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          1,503,646
                 Multifamily Mortgage Revenue Bonds, Country Club
                 Villas II Project, Series 2001-1A, 5.750%, 7/01/27
                 (Alternative Minimum Tax) - FSA Insured

        4,950   Nevada Housing Division, Multi-Unit Housing Bonds,                    4/10 at 100.00         AAA          5,223,389
                 Whispering Palms Project, Series 2000A, 6.300%, 4/01/32
                 (Alternative Minimum Tax) - FSA Insured

        1,065   Palm Beach County Housing Finance Authority, Florida,                 7/12 at 100.00         AAA          1,098,899
                 Multifamily Housing Revenue Bonds, Westlake Apartments
                 Project - Phase II, Series 2002, 5.150%, 7/01/22 (Alternative
                 Minimum Tax) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.2%

        2,065   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00         Aaa          2,117,678
                 Family Mortgage Revenue Refunding Bonds, Series 199B,
                 5.250%, 4/01/31 (Alternative Minimum Tax) - MBIA Insured

        2,165   Duval County Housing Finance Authority, Florida, Single              10/04 at 102.00         Aaa          2,246,902
                 Family Mortgage Revenue Bonds, GNMA Mortgage-Back
                 Securities Program, Series 1994, 6.700%, 10/01/26
                 (Alternative Minimum Tax)

        2,475   Escambia County Housing Finance Authority, Florida, Single            4/08 at 102.00         Aaa          2,529,054
                 Family Mortgage Revenue Bonds, Multi County Program,
                 Series 1999, 5.200%, 4/01/32 (Alternative Minimum Tax) -
                 MBIA Insured

       12,215   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 24.65         AAA          2,030,377
                 Revenue Bonds, Series 2000-4, 0.000%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured

        4,095   Florida Housing Finance Corporation, Homeowner Mortgage                1/09 at 31.28         AAA            933,824
                 Revenue Bonds, Series 1999-2, 0.000%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 0.4%

        3,195   Galveston County, Texas, Unlimited Tax Road Bonds,                      No Opt. Call         Aaa            999,907
                 Series 2001, 0.000%, 2/01/26 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.4%

        4,835   Cape Coral, Florida, Capital Improvement Revenue Bonds,              10/09 at 101.00         Aaa          5,174,369
                 Series 1999, 5.375%, 10/01/24 - FSA Insured

        2,250   Dade County, Florida, Special Obligation and Refunding               10/06 at 102.00         AAA          2,303,010
                 Bonds, Series 1996B, 5.000%, 10/01/35 - AMBAC Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00         AAA          1,702,569
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds,
                Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00         Aaa          1,048,080
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00         Aaa          1,054,750

        1,910   Escambia County, Florida, Capital Improvement Revenue                10/12 at 100.00         AAA          1,995,912
                 Bonds, Series 2002, 5.000%, 10/01/27 - MBIA Insured

        1,000   Escambia County, Florida, Sales Tax Revenue Bonds,                   10/12 at 101.00         AAA          1,120,470
                 Series 2002 Refunding, 5.250%, 10/01/17 - AMBAC Insured

          500   Escambia County, Florida, Tourist Development Tax Revenue            10/12 at 100.00         AAA            537,320
                 Bonds, Series 2002 Refunding, 5.000%, 10/01/19 -
                 MBIA Insured

        2,230   Florida Ports Financing Commission, Revenue Bonds,                   10/09 at 101.00         AAA          2,352,851
                 State Transportation Trust Fund - Intermodal Program,
                 Series 1999, 5.500%, 10/01/23 (Alternative Minimum
                 Tax) - FGIC Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
$       3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00         AAA        $ 3,589,984
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00         AAA          3,550,918

                Florida Municipal Loan Council, Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/18 - MBIA Insured                                     11/11 at 101.00         AAA          1,104,360
        2,000    4.750%, 11/01/21 - MBIA Insured                                     11/11 at 101.00         AAA          2,061,520

        1,080   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,226,686
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured

        1,020   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,158,536
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00         AAA          1,684,785
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured

        5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00         AAA          5,728,892
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured

        1,765   Julington Creek Plantation Community Development District,            5/12 at 101.00         AAA          1,844,637
                 Florida, Special Assessment Revenue Bonds, Series 2002,
                 4.750%, 5/01/19 - MBIA Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,          10/12 at 100.00         AAA          2,419,609
                 5.000%, 10/01/20 - AMBAC Insured

        5,000   Miami-Dade County School Board, Florida, Certificates                 8/13 at 100.00         AAA          5,630,350
                 of Participation, Series 2003D, 5.000%, 8/01/14 - FGIC Insured

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54         AAA          6,935,400
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

        1,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/04 at 102.00         AAA          1,047,660
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

        4,770   Orange County School Board, Florida, Master Lease                     8/07 at 101.00         Aaa          5,126,367
                 Program, Certificates of Participation, Series 1997A,
                 5.375%, 8/01/22 - MBIA Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call         AAA          7,480,915
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 - FGIC Insured

                Palm Beach County, Florida, Criminal Justice Facilities, Revenue
                Refunding Bonds, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call         AAA          2,861,600
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call         AAA          4,628,200

        8,830   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          9,202,096
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

                Pasco County, Florida, Sales Tax Revenue Bonds, Series 2003:
        1,365    5.000%, 12/01/18 - AMBAC Insured                                    12/13 at 100.00         Aaa          1,490,676
        1,435    5.000%, 12/01/19 - AMBAC Insured                                    12/13 at 100.00         Aaa          1,555,612

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,               4/12 at 100.00         AAA          1,311,184
                 5.000%, 4/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 27.1%

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          9,275,310
                 Series 2001-J1, 5.250%, 10/01/26 (Alternative Minimum Tax) -
                 AMBAC Insured

        3,000   Dade County, Florida, Aviation Revenue Refunding Bonds,              10/03 at 102.00         AAA          3,090,240
                 Series 1993Y, 5.500%, 10/01/11 - FGIC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,               10/05 at 102.00         AAA          1,215,566
                  Series 1995, 5.750%, 10/01/15 - MBIA Insured

       15,000   Dallas and Fort Worth, Texas, Joint Revenue Bonds,                   11/09 at 100.00         AAA         16,788,000
                 Dallas-Fort Worth International Airport, Series 2000A,
                 6.125%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

        5,000   Director of Nevada State Department of Business                         No Opt. Call         AAA          1,501,300
                 and Industry, Revenue Bonds, Las Vegas Monorail Project,
                 1st Tier Series 2000, 0.000%, 1/01/27 - AMBAC Insured

        3,295   Greater Orlando Aviation Authority, Florida, Airport                 10/07 at 101.00         AAA          3,368,676
                 Facilities Revenue Bonds, Series 1997, 5.250%, 10/01/23
                 (Alternative Minimum Tax) - FGIC Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,296,239
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17
                 (WI, settling 7/03/03) - FSA Insured


                                       21

                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       3,800   Jacksonville Port Authority, Florida, Port Facilities Revenue        11/06 at 102.00         AAA        $ 4,118,288
                 Bonds, 5.625%, 11/01/18 (Alternative Minimum Tax) -
                 MBIA Insured

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         16,482,876
                 6.000%, 10/01/32 (Alternative Minimum Tax) - FSA Insured

        5,615   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,228,439
                 Miami International Airport, Series 2002, 5.750%, 10/01/19
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 22.0%

        3,750   Broward County Health Facilities Authority, Florida, Hospital         6/05 at 100.00         AAA          3,835,988
                 Revenue Bonds, Holy Cross Hospital, Inc., Series 1993,
                 5.850%, 6/01/12 (Pre-refunded to 6/01/05) - AMBAC Insured

        2,700   Cocoa, Florida, Water and Sewer System Revenue Bonds,                10/07 at 101.00         AAA          3,166,749
                 Series 1997, 5.875%, 10/01/26 (Pre-refunded to 10/01/07) -
                 FGIC Insured

        4,500   Florida Department of Environmental Protection,                       7/05 at 101.00         AAA          4,946,490
                 Preservation 2000 Revenue Bonds, Series 1995A,
                 5.750%, 7/01/11 (Pre-refunded to 7/01/05) -
                 AMBAC Insured

        2,350   Jacksonville Port Authority, Florida, Airport Revenue                10/03 at 102.00         AAA          2,419,678
                 Refunding Bonds, Series 1993, 5.250%, 10/01/17
                 (Alternative Minimum Tax) (Pre-refunded to 10/01/03) -
                 AMBAC Insured

        1,025   Jacksonville, Florida, Sales Tax Revenue Bonds, River City           10/05 at 101.00         AAA          1,131,293
                 Renaissance Project, Series 1995, 5.500%, 10/01/10
                 (Pre-refunded to 10/01/05) - FGIC Insured

          990   Orange County, Florida, Tourist Development Tax Revenue              10/03 at 101.00         AAA          1,012,186
                 Bonds, Series 1992A, 6.250%, 10/01/13 - AMBAC Insured

                St. Lucie County, Florida, Utility System Revenue Refunding
                Bonds, Series 1993:
        5,000    5.500%, 10/01/15 - FGIC Insured                                     10/03 at 102.00         AAA          5,293,350
        1,200    5.500%, 10/01/21 - FGIC Insured                                     10/03 at 102.00         AAA          1,267,692

        7,855   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          9,788,430
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

                Sunrise, Florida, Utility System Revenue Bonds, Series 1996A:
        6,900    5.750%, 10/01/16 (Pre-refunded to 10/01/06) - AMBAC Insured         10/06 at 101.00         AAA          7,896,705
        8,700    5.750%, 10/01/21 (Pre-refunded to 10/01/06) - AMBAC Insured         10/06 at 101.00         AAA          9,956,715

        1,500   Tampa, Florida, Allegany Health System Revenue Bonds,                12/03 at 102.00         AAA          1,526,535
                 St. Joseph Hospital, Inc., Series 1993, 5.125%, 12/01/23 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.9%

        1,500   Florida Municipal Power Agency, Revenue Refunding Bonds,             10/03 at 100.00         AAA          1,512,870
                 Tri-City Project, Series 1992, 5.500%, 10/01/19 -
                 AMBAC Insured

        1,585   Florida Municipal Power Agency, Revenue Refunding Bonds,             10/13 at 100.00         Aaa          1,728,997
                 Tri-City Project, Series 2003A, 5.000%, 10/01/18 (WI,
                 settling 7/09/03) - FSA Insured

        2,000   Fort Pierce Utilities Authority, Florida, Utility Revenue            10/13 at 100.00         AAA          2,262,920
                 Refunding Bonds, Series 2003, 5.000%, 10/01/14 (WI,
                 settling 7/03/03) - AMBAC Insured

        3,500   Lee County, Florida, Solid Waste System Revenue Refunding            10/11 at 100.00         Aaa          3,943,345
                 Bonds, Series 2001, 5.625%, 10/01/13 (Alternative
                 Minimum Tax) - MBIA Insured

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          4,206,770
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured

        8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          5,069,760
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.2%

                Clay County, Florida, Utility System Revenue Refunding
                Bonds, Series 2003B:
          590    5.000%, 11/01/14 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa            658,894
          620    5.000%, 11/01/15 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa            682,806
          670    5.000%, 11/01/17 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa            724,317
          755    5.000%, 11/01/18 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa            808,696

                Clay County, Florida, Utility System Revenue Refunding
                Bonds, Series 2003C:
        1,090    5.000%, 11/01/14 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa          1,217,279
        1,145    5.000%, 11/01/15 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa          1,260,989
          510    5.000%, 11/01/17 (WI, settling 8/06/03) - FSA Insured               11/13 at 100.00         Aaa            551,346


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,000   Florida Governmental Utility Authority, Utility Revenue               7/09 at 101.00         Aaa       $  1,038,250
                 Bonds, Golden Gate Utility System, Series 1999,
                 5.000%, 7/01/29 - AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue                 9/08 at 102.00         AAA          8,452,000
                 Bonds, Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        2,000   Indian Trail Water Control District, Florida, Water Control           8/07 at 101.00         AAA          2,180,500
                 and Improvement Bonds, Unit of Development No. 17,
                 Series 1996, 5.500%, 8/01/22 - MBIA Insured

        3,450   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00         AAA          3,648,927
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

          560   Lee County Industrial Development Authority, Florida,                11/12 at 100.00         AAA            592,278
                 Utilities Revenue Bonds, Bonita Springs Utilities Inc.
                 Project, Series 2002, 5.000%, 11/01/20 (Alternative
                 Minimum Tax) - MBIA Insured

        2,250   Port Orange, Florida, Water and Sewer Junior Lien Revenue            10/03 at 101.00         AAA          2,289,398
                 Refunding Bonds, Series 1993, 5.250%, 10/01/21 -
                 AMBAC Insured

        1,980   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00         AAA          2,196,038
                 Refunding Bonds, Series 2002, 5.250%, 5/01/17 -
                 MBIA Insured

       10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97         AAA          2,276,000
                 Series 2001, 0.000%, 9/01/29 - MBIA Insured

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
        1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00         AAA          1,517,787
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00         AAA            854,792
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA            546,730

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,338,299
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/06 at 102.00         AAA          1,490,749
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00         AAA          1,147,519
                 5.000%, 10/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     365,925   Total Long-Term Investments (cost $322,085,112) - 148.2%                                                351,920,020
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.9%

        3,000   Alachua County Health Facilities Authority, Florida,                                      VMIG-1          3,000,000
                 Continuing Care Retirement Community Revenue Bonds,
                 Oak Hammock Project, Variable Rate Demand Obligations,
                 Series 2002A, 1.000%, 10/01/32+

        1,500   Capital Projects Finance Authority, Florida, Continuing                                   VMIG-1          1,500,000
                 Care Retirement Community Revenue Bonds, Glenridge on
                 Palmer Ranch, Variable Rate Demand Bonds, Series 2002C,
                 1.000%, 6/01/12+
------------------------------------------------------------------------------------------------------------------------------------
$       4,500   Total Short-Term Investments (cost $4,500,000)                                                            4,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $326,585,112) - 150.1%                                                          356,420,020
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (3.4)%                                                                   (7,929,529)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.7)%                                                       (111,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $237,490,491
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                         All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary
                         Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
                         Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       23

                            Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                            Portfolio of
                                    INVESTMENTS June 30, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.8%

$       1,000   Citrus County Hospital Board, Florida, Revenue Bonds,                 8/13 at 100.00        Baa3        $ 1,038,440
                 Citrus Memorial Hospital, Series 2002 Refunding,
                 6.375%, 8/15/32

        1,300   Escambia County Health Facilities Authority, Florida, Revenue           No Opt. Call          AA          1,453,933
                 Bonds, Ascension Health Credit Group, Series 2003A,
                 5.250%, 11/15/13

                Leesburg, Florida, Hospital Revenue Refunding Bonds,
                Leesburg Regional Medical Center, Series 2003:
        1,750    5.000%, 7/01/17 (DD, settling 7/01/03)                               7/13 at 100.00           A          1,809,168
        1,200    5.000%, 7/01/18 (DD, settling 7/01/03)                               7/13 at 100.00           A          1,230,396

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          3,146,070
                 Bonds, Baycare Health System, Series 2003,
                 5.750%, 11/15/27

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         Aa3          1,521,075
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.0%

        2,025   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA          2,306,779
                 Refunding Bonds, Series 1987-G1, 8.595%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.5%

        1,500   State of Florida, Full Faith and Credit, State Board of               6/12 at 101.00         AAA          1,588,365
                 Education, Public Education Capital Outlay Bonds,
                 Series 2002F, 5.000%, 6/01/22 - MBIA Insured

        3,665   State of Florida, Full Faith and Credit, State Board of               6/12 at 101.00         AAA          3,828,386
                 Education, Public Education Capital Outlay Bonds,
                 Series 2002A, 5.000%, 6/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 56.2%

        5,000   Broward County Board of Education, Florida, Certificates              7/13 at 100.00         AAA          5,321,850
                 of Participation, Series 2003, 5.000%, 7/01/21 -
                 MBIA Insured

        1,000   Collier County, Florida, Gas Tax Revenue Bonds,                       6/13 at 100.00         AAA          1,107,100
                 Series 2003 Refunding, 5.250%, 6/01/19 - AMBAC Insured

        2,000   Dade County, Florida, Special Obligation and Refunding               10/06 at 102.00         AAA          2,047,120
                 Bonds, Series 1996B, 5.000%, 10/01/35 - AMBAC Insured

        2,270   Jacksonville, Florida, Sales Tax Revenue Bonds, Local                10/12 at 100.00         AAA          2,538,132
                 Government Refunding and Improvement, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        1,235   Julington Creek Plantation Community Development                      5/12 at 101.00         AAA          1,287,055
                 District, Florida, Special Assessment Revenue Bonds,
                 Series 2002, 5.000%, 5/01/29 - MBIA Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00         AAA          1,874,420
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00         AAA          2,152,480

        3,180   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          3,461,812
                 Series 2002B, 5.125%, 1/01/19 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates of                 6/12 at 101.00         Aaa          3,644,824
                 Participation, Series 2002A, 5.125%, 6/01/20 -
                 AMBAC Insured

                Palm Beach County School Board, Florida, Certificates of
                Participation, Series 2002D:
        2,950    5.250%, 8/01/20 - FSA Insured                                        8/12 at 100.00         AAA          3,212,314
        3,670    5.000%, 8/01/28 - FSA Insured                                        8/12 at 100.00         AAA          3,824,654

        1,500   Puerto Rico Highway and Transportation Authority,                     7/13 at 100.00         AAA          1,661,805
                 Transportation Revenue Bonds, Series 2003G,
                 5.250%, 7/01/20 - FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 20.4%

$       2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA       $  2,101,040
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 -
                 FSA Insured

        1,500   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          1,625,715
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/18
                 (WI, settling 7/03/03) - FSA Insured

        1,500   Orlando-Orange County Expressway Authority, Florida,                  7/13 at 100.00         AAA          1,689,570
                 Expressway Revenue Bonds, Series 2003A Refunding,
                 5.250%, 7/01/16 - AMBAC Insured

        6,000   Orange-Orlando County Expressway Authority, Florida,                  7/13 at 100.00         AAA          6,283,800
                 Expressway Revenue Bonds, Series 2003B,
                 5.000%, 7/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.5%

        1,400   Florida Municipal Power Agency, Revenue Refunding                    10/13 at 100.00         Aaa          1,516,102
                 Bonds, Tri-City Project, Series 2003A, 5.000%, 10/01/19
                 (WI, settling 7/09/03) - FSA Insured

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,142,580
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

        2,000   Puerto Rico Electric Power Authority, Power Revenue                     No Opt. Call         AAA          2,339,560
                 Refunding Bonds, 2002 Series JJ, 5.250%, 7/01/15 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 33.8%

                JEA, Florida, Water and Sewer System Revenue Bonds,
                Series 2002A:
        2,000    5.375%, 10/01/30 - MBIA Insured                                      4/07 at 100.00         AAA          2,115,320
        4,000    5.500%, 10/01/41 - MBIA Insured                                      4/07 at 100.00         AAA          4,313,280

        2,000   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          2,078,400
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

          750   North Port, Florida, Utility System Revenue Bonds,                   10/10 at 101.00         Aaa            781,597
                 Series 2000, 5.000%, 10/01/25 - FSA Insured

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00         AAA          1,340,785
        1,500    5.000%, 5/01/23 - MBIA Insured                                       5/12 at 100.00         AAA          1,575,870

        2,330   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00         AAA          2,485,830
                 Series 2003, 5.000%, 9/01/21 - MBIA Insured

        4,000   Sunrise, Florida, Utility System Revenue Bonds,                         No Opt. Call         AAA          4,663,520
                 Series 1998A Refunding, 5.500%, 10/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      81,015   Total Long-Term Investments (cost $84,370,900) - 152.2%                                                  87,109,147
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.5)%                                                                     (886,611)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                        (29,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $57,222,536
                ====================================================================================================================

                         At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       25

                            Statement of
                                  ASSETS AND LIABILITIES June 30, 2003
                                                                FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                     INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                  (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $365,403,190,
   $323,670,885, $326,585,112 and $84,370,900,
   respectively)                                           $390,258,162         $337,945,056        $356,420,020        $87,109,147
Cash                                                          2,370,862                   --             297,261          1,038,811
Receivables:
   Interest                                                   5,655,640            4,488,027           4,143,944          1,061,515
   Investments sold                                           1,845,000            8,528,568             326,738         10,369,981
Other assets                                                     20,157               31,091              21,262              6,581
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          400,149,821          350,992,742         361,209,225         99,586,035
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                       --              836,343                  --                 --
Payable for investments purchased                             5,961,266            8,547,342          12,406,302         13,286,043
Accrued expenses:
   Management fees                                              209,015              181,782             185,300             24,799
   Organization and offering costs                                   --                   --                  --              5,000
   Other                                                        109,652              103,703             113,954             43,721
Preferred share dividends payable                                14,003               12,871              13,178              3,936
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                       6,293,936            9,682,041          12,718,734         13,363,499
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                      132,000,000          117,000,000         111,000,000         29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $261,855,885         $224,310,701        $237,490,491        $57,222,536
====================================================================================================================================
Common shares outstanding                                    16,495,776           14,242,293          14,336,452          3,878,583
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                   $      15.87         $      15.75        $      16.57        $     14.75
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                    $    164,958         $    142,423        $    143,365        $    38,786
Paid-in surplus                                             230,246,431          205,140,993         203,434,885         54,680,629
Undistributed (Over-distribution of) net investment income    3,136,957            2,585,269           2,503,509           (253,061)
Accumulated net realized gain from investments                3,452,567            2,167,845           1,573,824             17,935
Net unrealized appreciation of investments                   24,854,972           14,274,171          29,834,908          2,738,247
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $261,855,885         $224,310,701        $237,490,491        $57,222,536
====================================================================================================================================
Authorized shares:
   Common                                                     Unlimited            Unlimited           Unlimited          Unlimited
   Preferred                                                  Unlimited            Unlimited           Unlimited          Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                    OPERATIONS Year Ended June 30, 2003
                                                                FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                     INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                  (NQF)                (NUF)               (NFL)              (NWF)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $21,229,125          $18,112,831         $17,631,901         $1,771,241
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                               2,488,103            2,164,622           2,193,146            301,148
Preferred shares - auction fees                                 330,385              292,844             278,120             31,617
Preferred shares - dividend disbursing agent fees                20,000               30,000              20,000              4,521
Shareholders' servicing agent fees and expenses                  40,980               32,621              29,639              2,141
Custodian's fees and expenses                                    99,180               96,492              91,394             14,669
Trustees' fees and expenses                                       4,299                4,847               3,485                827
Professional fees                                                17,966               17,544              18,011             10,433
Shareholders' reports - printing and mailing expenses            26,991               31,977              26,275              9,898
Stock exchange listing fees                                      16,300               16,295              16,268                170
Investor relations expense                                       47,903               42,482              38,317              4,115
Other expenses                                                   24,007               24,440              21,180              1,424
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
 and expense reimbursement                                    3,116,114            2,754,164           2,735,835            380,963
   Custodian fee credit                                         (32,219)             (34,916)            (29,647)           (10,278)
   Expense reimbursement                                             --                   --                  --           (148,257)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  3,083,895            2,719,248           2,706,188            222,428
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        18,145,230           15,393,583          14,925,713          1,548,813
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                            3,875,859            3,463,251           2,057,125             17,814
Change in net unrealized appreciation (depreciation)
 of investments                                               8,853,791            6,508,220          10,662,174          2,738,247
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                    12,729,650            9,971,471          12,719,299          2,756,061
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                   (1,204,511)          (1,022,349)         (1,147,462)          (126,559)
From accumulated net realized gains from investments           (226,303)            (275,955)            (14,829)                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
 distributions to Preferred shareholders                     (1,430,814)          (1,298,304)         (1,162,291)          (126,559)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
 from operations                                            $29,444,066          $24,066,750         $26,482,721         $4,178,315
====================================================================================================================================

*For the period November 22, 2002 (commencement of operations) through June 30,
2003.

                                 See accompanying notes to financial statements.


                                       27

                            Statement of
                                    CHANGES IN NET ASSETS
                                                            FLORIDA INVESTMENT QUALITY (NQF)           FLORIDA QUALITY INCOME (NUF)
                                                           ---------------------------------        --------------------------------
                                                             YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                6/30/03              6/30/02             6/30/03             6/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 18,145,230         $ 18,618,829        $ 15,393,583       $ 16,780,301
Net realized gain from investments                            3,875,859            1,901,333           3,463,251          1,608,721
Change in net unrealized appreciation
 (depreciation) of investments                                8,853,791            4,563,999           6,508,220            313,706
Distributions to Preferred shareholders:
   From net investment income                                (1,204,511)          (1,871,953)         (1,022,349)        (1,699,118)
   From accumulated net realized gains from investments        (226,303)            (307,378)           (275,955)          (185,755)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
 shares from operations                                      29,444,066           22,904,830          24,066,750         16,817,855
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (16,027,701)          (15,039,072)        (14,168,989)       (13,311,602)
From accumulated net realized gains from investments        (2,098,066)             (914,570)         (2,512,996)          (548,021)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (18,125,767)         (15,953,642)        (16,681,985)       (13,859,623)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                  --                   --                  --                 --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                       704,166              659,265             874,329            467,585
Preferred shares offering costs                                      --                   --               7,500                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
 from capital share transactions                                704,166              659,265             881,829            467,585
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares       12,022,465            7,610,453           8,266,594          3,425,817
Net assets applicable to Common shares at the
 beginning of period                                        249,833,420          242,222,967         216,044,107        212,618,290
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
 end of period                                             $261,855,885         $249,833,420        $224,310,701       $216,044,107
====================================================================================================================================
Undistributed (Over-distribution of) net investment
 income at the end of period                               $  3,136,957         $  2,380,247        $  2,585,269       $  2,412,995
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       28

                                                                                                                     INSURED FLORIDA
                                                                                                                        TAX-FREE
                                                                             INSURED FLORIDA PREMIUM INCOME (NFL)    ADVANTAGE (NWF)
                                                                             ------------------------------------    ---------------
                                                                                                                      FOR THE PERIOD
                                                                                                                            11/22/02
                                                                                                                       (COMMENCEMENT
                                                                                                                      OF OPERATIONS)
                                                                                  YEAR ENDED          YEAR ENDED             THROUGH
                                                                                     6/30/03             6/30/02             6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                           $ 14,925,713        $ 15,300,279        $ 1,548,813
Net realized gain from investments                                                 2,057,125             354,115             17,814
Change in net unrealized appreciation (depreciation) of investments               10,662,174           3,412,639          2,738,247
Distributions to Preferred shareholders:
   From net investment income                                                     (1,147,462)         (1,701,785)          (126,559)
   From accumulated net realized gains from investments                              (14,829)                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                         26,482,721          17,365,248          4,178,315
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                       (13,374,479)        (12,243,326)        (1,675,194)
From accumulated net realized gains from investments                                (125,967)                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                                     (13,500,446)        (12,243,326)        (1,675,194)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                       --                  --         55,321,650
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                                            547,078             197,256             24,090
Preferred shares offering costs                                                          --                  --            (726,600)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                                   547,078             197,256         54,619,140
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                            13,529,353           5,319,178         57,122,261
Net assets applicable to Common shares at the beginning of period                223,961,138         218,641,960            100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                     $237,490,491        $223,961,138        $57,222,536
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at
   the end of period                                                            $  2,503,509        $  2,085,424        $  (253,061)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Notes to
                                   FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income (NFL) are traded on the New York Stock Exchange while Insured Florida Tax-Free Advantage (NWF) is traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Insured Florida Tax-Free Advantage
(NWF), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500) and its reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and/or delayed delivery purchase commitments. At June 30, 2003, Florida Investment Quality (NQF), Florida Quality Income (NUF), Insured Florida Premium Income (NFL) and Insured Florida Tax-Free Advantage (NWF) had outstanding delayed delivery and/or when-issued purchase commitments of $5,961,266, $3,284,103, $12,406,302, and $13,286,043, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended June 30, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,700           --           --
   Series T                         3,080           --           --           --
   Series W                            --           --        1,640        1,160
   Series TH                           --        1,700        2,800           --
   Series F                         2,200        1,280           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,680        4,440        1,160
================================================================================


Effective January 17, 2003, Insured Florida Tax-Free Advantage (NWF) issued 1,160 Series W, $25,000 stated value Preferred shares.

Insurance

Insured Florida Premium Income (NFL) invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended June 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured Florida Tax-Free Advantage (NWF). Insured Florida Tax-Free Advantage's (NWF) share of Common share offering costs ($116,100) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Florida Tax-Free Advantage (NWF) in connection with its offering of Preferred shares ($726,600) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                                FLORIDA                   FLORIDA
                                                       INVESTMENT QUALITY (NQF)    QUALITY INCOME (NUF)
---------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                                            6/30/03     6/30/02     6/30/03       6/30/02
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions                                        43,415      43,293       53,877       30,277
---------------------------------------------------------------------------------------------------------
                                                             43,415      43,293       53,877       30,277
=========================================================================================================
Preferred shares sold                                            --          --           --           --
=========================================================================================================
                                                                                         INSURED FLORIDA
                                                             INSURED FLORIDA                 TAX-FREE
                                                           PREMIUM INCOME (NFL)           ADVANTAGE (NWF)
---------------------------------------------------------------------------------------------------------
                                                                                                  FOR THE
                                                                                          PERIOD 11/22/02
                                                                                            (COMMENCEMENT
                                                         YEAR ENDED  YEAR ENDED            OF OPERATIONS)
                                                            6/30/03     6/30/02           THROUGH 6/30/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --                 3,870,000
   Shares issued to shareholders
     due to reinvestment
     of distributions                                        32,881      12,642                     1,583
---------------------------------------------------------------------------------------------------------
                                                             32,881      12,642                 3,871,583
=========================================================================================================
Preferred shares sold                                            --          --                     1,160
=========================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the period ended June 30, 2003, were as follows:

                                                           INSURED       INSURED
                                 FLORIDA      FLORIDA      FLORIDA       FLORIDA
                              INVESTMENT      QUALITY      PREMIUM      TAX-FREE
                                 QUALITY       INCOME       INCOME     ADVANTAGE
                                   (NQF)        (NUF)        (NFL)        (NWF)*
--------------------------------------------------------------------------------
Purchases                    $62,468,936  $93,965,253  $57,493,474  $115,168,355
Sales and maturities          63,366,397   90,531,388   46,899,576    30,661,835
================================================================================

* For the period November 22, 2002 (commencement of operations) through June 30, 2003.

                            Notes to
                                    FINANCIAL STATEMENTS (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At June 30, 2003, the cost of investments were as follows:

                                                           INSURED       INSURED
                                 FLORIDA      FLORIDA      FLORIDA       FLORIDA
                              INVESTMENT      QUALITY      PREMIUM      TAX-FREE
                                 QUALITY       INCOME       INCOME     ADVANTAGE
                                   (NQF)        (NUF)        (NFL)         (NWF)
--------------------------------------------------------------------------------
Cost of investments        $365,192,177  $323,652,562  $326,417,665  $84,370,900
================================================================================


Gross unrealized appreciation and gross unrealized depreciation on investments at June 30, 2003, were as follows:

                                                                                       INSURED      INSURED
                                                           FLORIDA       FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY        INCOME        INCOME    ADVANTAGE
                                                             (NQF)         (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $30,163,474   $17,439,660   $30,281,497   $2,840,266
   Depreciation                                         (5,097,489)   (3,147,166)     (279,142)    (102,019)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments             $25,065,985   $14,292,494   $30,002,355   $2,738,247
===========================================================================================================


The tax components of undistributed net investment income and net realized gains at June 30, 2003, were as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $4,269,443   $3,761,927   $3,479,482      $30,133
Undistributed net ordinary income *                        212,386      266,129      328,384       17,935
Undistributed net long-term capital gains                3,288,083    1,901,716    1,247,778           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended June 30, 2003 and June 30, 2002, were designated for purposes of the dividends paid deduction as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
2003                                                         (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $17,151,125  $15,182,483  $14,483,420   $1,518,559
Distributions from net ordinary income *                   271,066       62,185           --           --
Distributions from net long-term capital gains           2,068,358    2,736,853      140,796           --
=========================================================================================================
                                                                                                  INSURED
                                                                        FLORIDA      FLORIDA      FLORIDA
                                                                     INVESTMENT      QUALITY      PREMIUM
                                                                        QUALITY       INCOME       INCOME
2002                                                                      (NQF)        (NUF)        (NFL)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                            $16,851,028  $14,915,192  $13,822,033
Distributions from net ordinary income *                                     --      166,206           --
Distributions from net long-term capital gains                        1,221,948      567,570           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Insured Florida Tax-Free Advantage (NWF)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Insured Florida Tax-Free Advantage's (NWF) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)



For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                       2007                  .32%
2003                       .32                        2008                  .24
2004                       .32                        2009                  .16
2005                       .32                        2010                  .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid August 1, 2003, to shareholders of record on July 15, 2003, as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Dividend per share                 $.0835       $.0830       $.0790       $.0720
================================================================================

                            Financial
                                 HIGHLIGHTS


                            Financial
                                    HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                     Beginning                         Net      Investment         Capital           Investment    Capital
                        Common                   Realized/       Income to        Gains to            Income to   Gains to
                         Share          Net     Unrealized       Preferred       Preferred               Common     Common
                     Net Asset   Investment     Investment          Share-          Share-               Share-     Share-
                         Value       Income    Gain (Loss)         holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
Year Ended 6/30:
2003                    $15.19        $1.10          $ .76           $(.07)          $(.01)   $1.78      $ (.97)     $(.13)  $(1.10)
2002                     14.76         1.13            .41            (.11)           (.02)    1.41        (.92)      (.06)    (.98)
2001                     14.24         1.19            .52            (.30)             --     1.41        (.89)        --     (.89)
2000                     15.03         1.21           (.71)           (.29)           (.01)     .20        (.94)      (.03)    (.97)
1999                     15.66         1.16           (.59)           (.20)           (.01)     .36        (.96)      (.03)    (.99)

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     15.23         1.08            .71            (.07)           (.02)    1.70       (1.00)      (.18)   (1.18)
2002                     15.02         1.18            .14            (.12)           (.01)    1.19        (.94)      (.04)    (.98)
2001                     14.57         1.20            .43            (.30)             --     1.33        (.88)        --     (.88)
2000                     15.37         1.19           (.77)           (.29)             --      .13        (.91)        --     (.91)
1999                     15.96         1.14           (.61)           (.22)             --      .31        (.90)        --     (.90)

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     15.66         1.04            .89            (.08)             --     1.85        (.93)       (.01)   (.94)
2002                     15.30         1.07            .27            (.12)             --     1.22        (.86)        --     (.86)
2001                     14.25         1.09           1.02            (.28)             --     1.83        (.78)        --     (.78)
2000                     14.86         1.06           (.59)           (.28)             --      .19        (.80)        --     (.80)
1999                     15.49         1.03           (.67)           (.23)             --      .13        (.76)        --     (.76)

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003(a)                  14.33          .40            .70            (.03)             --     1.07        (.43)        --     (.43)
====================================================================================================================================

                                                                 Total Returns
                                                               -----------------
                                                                           Based
                          Offering                                            on
                         Costs and       Ending                           Common
                         Preferred       Common                 Based      Share
                             Share        Share     Ending         on        Net
                      Underwriting    Net Asset     Market     Market      Asset
                         Discounts        Value      Value      Value**    Value**
==================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
Year Ended 6/30:
2003                        $  --        $15.87   $16.7500      13.28%     12.02%
2002                           --         15.19    15.8300      13.27       9.77
2001                           --         14.76    14.8900      12.03      10.11
2000                         (.02)        14.24    14.1250      (5.54)      1.39
1999                           --         15.03    16.0000      (1.80)      2.22

FLORIDA QUALITY
INCOME (NUF)
----------------------------------------------------------------------------------
Year Ended 6/30:
2003                           --         15.75    16.6000      11.56      11.45
2002                           --         15.23    15.9900      13.80       8.15
2001                           --         15.02    14.9700      12.58       9.37
2000                         (.02)        14.57    14.1250      (4.28)       .87
1999                           --         15.37    15.7500       2.79       1.88

INSURED FLORIDA
PREMIUM INCOME (NFL)
----------------------------------------------------------------------------------
Year Ended 6/30:
2003                           --         16.57    17.2200      16.05      12.10
2002                           --         15.66    15.7100      14.29       8.13
2001                           --         15.30    14.5400      18.32      13.09
2000                           --         14.25    13.0000      (5.17)      1.47
1999                           --         14.86    14.5625       7.98        .73

INSURED FLORIDA
TAX-FREE ADVANTAGE
(NWF)
----------------------------------------------------------------------------------
Year Ended 6/30:
2003(a)                      (.22)        14.75    15.8700       8.82       6.08
==================================================================================
                                                             Ratios/Supplemental Data
                        -----------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement    After Credit/Reimbursement***
                                          ------------------------------   -----------------------------
                                                          Ratio of Net                     Ratio of Net
                                            Ratio of        Investment        Ratio of       Investment
                              Ending        Expenses         Income to        Expenses        Income to
                                 Net      to Average           Average      to Average          Average
                              Assets      Net Assets        Net Assets      Net Assets       Net Assets
                          Applicable      Applicable        Applicable      Applicable       Applicable      Portfolio
                           to Common       to Common         to Common       to Common        to Common       Turnover
                        Shares (000)          Shares++          Shares++        Shares++         Shares++         Rate
=======================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
Year Ended 6/30:
2003                        $261,856            1.20%             7.00%           1.19%            7.01%            16%
2002                         249,833            1.26              7.53            1.23             7.56             34
2001                         242,223            1.33              8.10            1.29             8.14             28
2000                         233,290            1.26              8.45            1.24             8.48             16
1999                         245,644            1.15              7.38            1.15             7.39             17

FLORIDA QUALITY
INCOME (NUF)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                         224,311            1.24              6.92            1.23             6.94             28
2002                         216,044            1.28              7.81            1.26             7.83             30
2001                         212,618            1.33              8.00            1.25             8.08             20
2000                         206,212            1.26              8.08            1.23             8.10             20
1999                         217,433            1.19              7.13            1.19             7.13             16

INSURED FLORIDA
PREMIUM INCOME (NFL)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                         237,490            1.18              6.41            1.16             6.42             14
2002                         223,961            1.21              6.89            1.21             6.89              8
2001                         218,642            1.27              7.22            1.26             7.23             20
2000                         203,591            1.30              7.53            1.29             7.54             22
1999                         212,428            1.20              6.58            1.20             6.58             11

INSURED FLORIDA
TAX-FREE ADVANTAGE
(NWF)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003(a)                      57,223             1.15*             4.18*            .67*            4.66*            46
=======================================================================================================================

                                Preferred Shares at End of Period
                           ------------------------------------------
                             Aggregate    Liquidation
                                Amount     and Market           Asset
                           Outstanding          Value        Coverage
                                 (000)      Per Share       Per Share
=====================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
Year Ended 6/30:
2003                          $132,000        $25,000         $74,594
2002                           132,000         25,000          72,317
2001                           132,000         25,000          70,876
2000                           132,000         25,000          69,184
1999                           110,000         25,000          80,828

FLORIDA QUALITY
INCOME (NUF)
---------------------------------------------------------------------
Year Ended 6/30:
2003                           117,000         25,000          72,930
2002                           117,000         25,000          71,163
2001                           117,000         25,000          70,431
2000                           117,000         25,000          69,062
1999                           105,000         25,000          76,770

INSURED FLORIDA
PREMIUM INCOME (NFL)
---------------------------------------------------------------------
Year Ended 6/30:
2003                           111,000         25,000          78,489
2002                           111,000         25,000          75,442
2001                           111,000         25,000          74,244
2000                           111,000         25,000          70,854
1999                           111,000         25,000          72,844

INSURED FLORIDA
TAX-FREE ADVANTAGE
(NWF)
---------------------------------------------------------------------
Year Ended 6/30:
2003(a)                         29,000         25,000          74,330
=====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period November 22, 2002 (commencement of operations) through June 30, 2003.

                                 See accompanying notes to financial statements.


                                  38-39 spread

Trustees
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at eight. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates.
The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(2)   DURING PAST 5 YEARS                                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen            140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Trustee                              Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and
                                                                  Director (since 1999) of Rittenhouse Asset Management,
                                                                  Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                                  (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Trustee               2001           Private Investor; previously, President and Chief       140
10/16/46                                                          Executive Officer, Draper & Kramer, Inc., a private
333 W. Wacker Drive                                               company that handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate
                                                                  management (1995-1998). Prior thereto, Executive Vice
                                                                  President and Chief Credit Officer of First Chicago
                                                                  Corporation and its principal subsidiary, The First
                                                                  National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Trustee               1997           Private Investor and Management Consultant.             134
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Trustee               1993           Retired (since 1989) as Senior Vice President of The    134
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Trustee               1994           Retired, formerly, Executive Director (since 1998)      134
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Trustee               1991           Adjunct Professor of Business and Economics,            134
4/3/33                                                            University of Dubuque, Iowa; formerly (1991-2000)
333 W. Wacker Drive                                               Adjunct Professor, Lake Forest Graduate School of
Chicago, IL 60606                                                 Management, Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered Financial
                                                                  Analyst; Certified Management Consultant; Director,
                                                                  Executive Service Corps of Chicago, a not-for-profit
                                                                  organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Trustee               1997           Senior Partner and Chief Operating Officer,             134
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a development and contract
Chicago, IL 60606                                                 company; Chair, MiamiValley Hospital; Chair, Miami
                                                                  Valley Economic Development Coalition; formerly,
                                                                  Member, Community Advisory Board, National City Bank,
                                                                  Dayton, Ohio and Business Advisory Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Trustee               1997           Executive Director, Gaylord and Dorothy Donnelley       134
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).


                                       40

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary     140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments,
Chicago, IL 60606                                                 LLC; Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President
                                                                  (since 2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant        140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant        122
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified Public
                                                                  Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since        140
11/28/67                     and Treasurer                        1999), prior thereto, Assistant Vice President
333 W. Wacker Drive                                               (since 1997); Vice President and Treasurer of Nuveen
Chicago, IL 60606                                                 Investments, Inc. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp. (since 1999); Vice
                                                                  President and Treasurer of Nuveen Asset Management,
                                                                  Inc. (since 2002) and of Nuveen Investments Advisers
                                                                  Inc. (since 2002); Assistant Treasurer of NWQ
                                                                  Investment Management Company, LLC (since 2002);
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);   140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior
                                                                  thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General       140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       41

Trustees
       AND OFFICERS (CONTINUED)
                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice         140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,   140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller        140
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.;                122
7/5/55                                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Richard A. Huber             Vice President        1997           Vice President of Nuveen Institutional Advisory Corp.   122
3/26/63                                                           (since 1998) and Nuveen Advisory Corp. (since 1997);
333 W. Wacker Drive                                               prior thereto, Vice President and Portfolio Manager of
Chicago, IL 60606                                                 Flagship Financial, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                 122
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments,      140
3/22/63                                                           LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant      140
8/27/61                                                           Vice President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant       140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Assistant Secretary of Nuveen Investments, Inc.
                                                                  and (since 1997) Nuveen Asset Management, Inc.;
                                                                  Vice President (since 2000), Assistant Secretary
                                                                  and Assistant General Counsel (since 1998) of
                                                                  Rittenhouse Asset Management, Inc.; Vice
                                                                  President and Assistant Secretary of Nuveen
                                                                  Investments Advisers Inc. (since 2002);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002).


                                       42

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,   140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant        122
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen      122
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial
333 W. Wacker Drive                                               Analyst.
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                            Build Your Wealth
                                   AUTOMATICALLY


SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman andCutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL




GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended June 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



EAN-A-0603D

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of he Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Florida Quality Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: September 9, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: September 9, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: September 9, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.